Average Annual Total Returns (Vanguard Short-Term Government Bond Index Fund Institutional)	Vanguard Short-Term Government Bond Index Fund Vanguard Short-Term Government Bond Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Short-Term Government Bond Index Fund Vanguard Short-Term Government Bond Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Short-Term Government Bond Index Fund Vanguard Short-Term Government Bond Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Barclays U.S. 1-3 Year Government Float Adjusted Index Vanguard Short-Term Government Bond Index Fund Vanguard Short-Term Government Bond Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.29%	0.14%	0.18%	0.37%
Since Inception	0.67%	0.45%	0.44%	0.75%